Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Operating leases, rent expense, net	$ 243	$ 216	$ 233
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	202
2017	196
2018	170
2019	143
2020	119
After 2020	$ 1,002